RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Loans and Other Due To Caesars, Net
	As of December 31,
	2021	2020
	U.S. dollars (in thousands)

Loan principals	11,000	12,500
Discounts	(1,445)	(2,492)
Accrued interest	267	677
Liability with respect to IP Option	3,450	3,450
Receivables on IP Option	(373)	(1,497)
	12,899	12,638

Schedule of Research and Development Services and Administrative Services
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Revenues generated from the Transition Services Agreement	1,617	2,430	4,099
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	251	66	68
Rent (included in depreciation and interest with respect to right of use)	1,198	1,064	1,047
Other (included in general and administrative expenses)	230	160	177
Total expenses	1,679	1,290	1,292

Schedule of Capital Notes and Accrued Interest
As of December 31,	Principal amount	Balance*	Contractual interest rate	Effective interest rate
	U.S. dollars (in thousands)%

2021	21,838	21,086	1	20
2020	21,838	17,739	1	20

* Including accrued interest of $582 thousand for the years of December 31, 2021 and 2020.